SHARE CAPITAL, WARRANTS AND OPTIONS (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF WARRANTS

A summary of common share purchase warrants activity during the six months period ended June 30, 2022 is as follows:

	June 30, 2022		December 31, 2021
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of year	16,082,825	0.15	25,715,742	0.11
Issued	-	-	4,419,620	0.35
Exercised	(2,665,404)	0.14	(12,580,314)	0.13
Cancelled / expired	-	-	(1,472,223)	0.25
Outstanding, end of year	13,417,421	0.16	16,082,825	0.15

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS

At June 30, 2022, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
8,871,8171	August 13, 2022*	0.09	0.07
1,076,067 [1]	August 31, 2022*	0.09	0.00
3,469,537	April 16, 2023	0.35	0.08
13,417,421			0.15

[1]	The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company’s common shares on the TSX-V exceeds $0.12 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To December 31, 2021, the Company’s common shares have met the criterion for acceleration. The Company, however, has not accelerated the warrant expiry date.

*	Subsequently, 9,186,012 of warrants were exercised and 61,885 expired

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE OPTIONS

A summary of option activity under the Plan during the six months period ended June 30, 2022 is as follows:

	June 30, 2022		December 31, 2021
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of year	15,054,597	0.27	7,978,725	0.17
Issued	-	-	8,178,972	0.37
Exercised	-	-	(500,000)	0.22
Cancelled / expired	(75,625)	1.20	(603,100)	0.31
Outstanding, end of year	14,978,972	0.27	15,054,597	0.27

SCHEDULE OF INPUTS TO OPTION PRICING MODEL

The fair value of stock options granted and vested during the periods ended June 30, 2022 and 2021 was calculated using the following assumptions:

	June 30, 2022	June 30, 2021
Expected dividend yield	-	0%
Expected share price volatility	-	127.83%
Risk free interest rate	-	0.93%
Expected life of options	-	5 years

SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING SHARE OPTIONS

Details of options outstanding as at June 30, 2022 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)

5,800,000	5,800,000	February 24, 2025	0.16	1.03
1,200,000	1,200,000	August 19, 2025	0.09	0.25
2,985,000	2,985,000	February 25, 2026	0.32	0.73
4,993,972	4,993,972	October 25, 2026	0.40	1.44
14,978,972	14,978,972			3.45